SEGMENT INFORMATION - Revenue by Product or Service (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue by Classes of Similar Products or Services
Revenue	$ 79,919	$ 81,741	$ 92,793
Cognitive Solutions | Software
Revenue by Classes of Similar Products or Services
Revenue	13,969	14,557	16,502
Cognitive Solutions | Services
Revenue by Classes of Similar Products or Services
Revenue	4,111	3,175	3,143
Cognitive Solutions | Systems
Revenue by Classes of Similar Products or Services
Revenue	107	108	44
Global Business Services | Software
Revenue by Classes of Similar Products or Services
Revenue	179	164	186
Global Business Services | Services
Revenue by Classes of Similar Products or Services
Revenue	16,399	16,851	19,202
Global Business Services | Systems
Revenue by Classes of Similar Products or Services
Revenue	121	151	124
Technology Services & Cloud Platforms | Software
Revenue by Classes of Similar Products or Services
Revenue	3,818	3,907	4,332
Technology Services & Cloud Platforms | Services
Revenue by Classes of Similar Products or Services
Revenue	24,311	23,947	26,462
Technology Services & Cloud Platforms | Maintenance
Revenue by Classes of Similar Products or Services
Revenue	5,862	6,085	6,790
Technology Services & Cloud Platforms | Systems
Revenue by Classes of Similar Products or Services
Revenue	1,346	1,203	1,304
Systems | Servers
Revenue by Classes of Similar Products or Services
Revenue	3,567	5,032	7,177
Systems | Storage
Revenue by Classes of Similar Products or Services
Revenue	2,083	2,325	2,641
Systems | Software
Revenue by Classes of Similar Products or Services
Revenue	1,586	1,749	2,053
Systems | Services
Revenue by Classes of Similar Products or Services
Revenue	478	442	423
Global Financing | Financing
Revenue by Classes of Similar Products or Services
Revenue	1,231	1,386	1,543
Global Financing | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	$ 461	$ 454	$ 491